Stockholders' Equity (Details) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrant [Member]
Number of Warrants
Number of Warrants Outstanding, beginning	454,600	0
Number of Warrants Granted	1,341,539	754,600
Number of Warrants Exercised	(400,000)	(300,000)
Number of Warrants Cancelled		0
Number of Warrants Outstanding, ending	1,396,139	454,600
Number of Warrants Exercisable	1,396,139	454,600
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 3.25
Weighted Average Exercise Price Issued	$ 3.00	$ 2.34
Weighted Average Exercise Price Exercised	$ 3.00	$ 1.00
Weighted Average Exercise Price Cancelled		$ 0
Weighted Average Exercise Price Outstanding, ending		$ 3.25
Weighted Average Exercise Price Exercisable	$ 3.00	$ 3.23
Weighted Average Remaining Life In Years
Weighted Average Remaining Life In Years Outstanding	4 years 7 months 24 days	4 years 11 months 19 days
Weighted Average Remaining Life In Years Exercisable	4 years 7 months 24 days	4 years 11 months 19 days
Intrinsic Value
Intrinsic Value Outstanding	$ 1,270,486	$ 351,300
Intrinsic Value Exercisable	$ 1,270,486	$ 351,300